Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Plan's interest in Master Trust income	$ 5,655
Interest income on notes receivable from participants	223
Participant	4,288
Employer	2,825
Total contributions	7,113
Total additions to net assets	12,991
Benefits paid to participants	3,364
Administrative expenses	219
Total deductions from net assets	3,583
Net increase	9,408
Net assets available for benefits	$ 46,904